Income taxes: (Tables)	12 Months Ended
Dec. 31, 2012
Income taxes:
Schedule of reconciliation of income tax provision

	Year ended December 31, 2012	Nine months ended December 31, 2011	Year ended March 31, 2011

Loss before income taxes	$(97,036)	$(46,954)	$(41,721)

Expected income tax recovery	$24,259	$12,443	$11,682

Reduction (increase) in income taxes resulting from:
Non-deductible stock-based compensation	(3,019)	(1,642)	(1,379)
Other permanent differences	2,158	(87)	(600)
Withholding taxes	(1,187)	(500)	(303)
Change in enacted rates	(62)	(189)	24
Foreign tax rate differences, foreign exchange and other adjustments	382	552	(710)
Non-taxable income from equity investment	3,308	3,974	1,888
Change in valuation allowance	(27,577)	(13,391)	(11,023)

Income tax recovery (expense)	$(1,738)	$1,160	$(421)

Schedule of significant components of net deferred income tax assets and liabilities

	December 31, 2012	December 31, 2011

Deferred income tax assets:
Net operating loss carry forwards	$76,496	$51,240
Intangible assets	1,557	873
Property, plant and equipment	5,703	3,109
Financing and share issuance costs	3,248	5,212
Warranty liability	2,013	1,073
Deferred revenue	1,601	861
Inventory	2,300	1,972
Unrealized foreign exchange	595	1,324
Research and development	2,132	2,086
Other	3,917	1,782

Total gross deferred income tax assets	99,562	69,532
Valuation allowance	(89,033)	(61,456)

Total deferred income tax assets	10,529	8,076

Deferred income tax liabilities:
Intangible assets	8,784	6,696
Property, plant and equipment	3,297	3,878
Other	575	—
Total deferred income tax liabilities	12,656	10,574

Total net deferred income tax liabilities	$2,127	$2,498

Allocated as follows (Restated — note 2(a)):
Current deferred income tax assets	$7,183	$5,654
Current deferred income tax liabilities	(65)	—
Long-term deferred income tax liabilities	(9,245)	(8,152)
Total net deferred income tax liabilities	$(2,127)	$(2,498)

Summary of changes in deferred income tax asset valuation allowance
	Year	Nine months
	ended	ended
	December 31,	December 31,
	2012	2011

Beginning balance	$61,456	$48,065
Additions	27,639	13,391
Reductions	(62)	—
Ending valuation allowance	$89,033	$61,456

Schedule of components of income tax recovery (expense)

	Net income (loss) before income	Income tax recovery (expense)
	taxes	Current	Deferred	Total

Year ended December 31, 2012:
Canada	$(93,688)	$(1,339)	$(53)	$(1,392)
United States	(1,589)	62	—	62
Italy	(318)	(775)	(25)	(800)
Other	(1,441)	(95)	487	392

	$(97,036)	$(2,147)	$409	$(1,738)

Nine months ended December 31, 2011:
Canada	$(45,899)	$(500)	$—	$(500)
United States	(1,862)	(95)	—	(95)
Italy	(1,342)	(388)	2,205	1,817
Other	2,149	(45)	(17)	(62)

	$(46,954)	$(1,028)	$2,188	$1,160

Year ended March 31, 2011:
Canada	$(39,219)	$(304)	$(32)	$(336)
United States	(2,121)	—	—	—
Italy	1,015	372	(457)	(85)
Other	(1,396)	—	—	—

	$(41,721)	$68	$(489)	$(421)

Schedule of loss carry forwards in various jurisdictions available to offset future taxable income

Expiring in:	2013	2014	2015	2016	2017	2025 and later	Total

Canada	$2,717	$2,521	$—	$—	$—	$283,624	$288,862
Italy	—	—	—	—	—	4,247	4,247
United States	—	—	—	—	—	3,433	3,433
Sweden	—	—	—	—	—	4,752	4,752
Other	63	522	215	303	1,821	44	2,968

Total	$2,780	$3,043	215	$303	1,821	$296,100	$304,262